Equity - Additional Information (Details) - IPO - USD ($) $ / shares in Units, $ in Thousands	Jun. 10, 2022	Jun. 08, 2022
Equity
Issuance of common stock in the initial public offering ("IPO") (in shares)		2,100,000
Offering price		$ 7.5
Net proceeds after deducting underwriting discounts and commissions		$ 13,794
Underwriting discounts and commissions		1,103
Other offering expenses		$ 603
IPO proceeds deposited into escrow account	$ 250
Additional offering expenses charged against additional paid in capital	$ 606
Maturity term of deposited into an escrow account on the closing date		2 years